Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination, Significant Transaction and Sale of Business [Abstract]
Schedule of Composition of Pledged Shares	Composition of pledged shares of Matrix IT, Magic Software and Sapiens owned by Formula as of December 31, 2022:
	December 31, 2022
	Formula’s Series A Secured Debentures	Formula’s Series C Secured Debentures
Matrix IT ordinary shares, par value NIS 1.0 per share	4,128,865	6,169,761
Magic Software ordinary shares, par value NIS 0.1 per share	5,825,681	3,141,474
Sapiens common shares, par value €0.01 per share	1,260,266	2,957,590